OPERATING LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
OPERATING LEASE COMMITMENTS (Tables)
Operating lease commitments
Operating Lease Commitments
(in thousands)
2022	$802
2023	911
2024	826
2025	576
2026	124
Thereafter	16
Total	$3,447
Less Imputed interest	(377)
Total operating lease liabilities	$2,878

Supplemental balance sheet information related to leases
	Year Ended December 31,
	2021	2020
(in thousands)
Right-of-use assets (Long-term other assets)	$2,793	$1,081
Lease liability-short term (Other accrued liabilities)	$601	$673
Lease liability-long term (Operating lease liabilities)	$2,277	$588